D1 Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Summary of Provisions

Provisions
	Restructuring	Customer related	Supplier related	Warranty	Share-based payments	Other	Total
2021
Opening balance	1,200	3,850	791	987	2,107	1,531	10,466
Additions	303	795	1,020	455	1,367	483	4,423
Reversal of excess amounts	(98)	(491)	(228)	(153)	(122)	(86)	(1,178)
Charge d to income statement							3,245
Utilization	(785)	(841)	(175)	(109)	(1,837)	(462)	(4,209)
Reclassifications	(1)	104	(179)	(107)	—	39	(144)
Translation differences	20	23	2	1	76	24	146
Closing balance	639	3,440	1,231	1,074	1,591	1,529	9,504

Of which current provisions	411	1,488	1,231	320	915	1,417	5,782
Of which non-current provisions	228	1,952	—	754	676	112	3,722

2020
Opening balance	1,095	3,738	1,309	941	1,941	1,899	10,923
Additions	1,144	1,108	535	248	1,563	649	5,247
Reversal of excess amounts	(149)	(83)	(438)	(99)	(69)	(323)	(1,161)
Charge d to income statement							4,086
Utilization	(815)	(766)	(595)	(105)	(1,195)	(499)	(3,975)
Reclassifications	9	(4)	(14)	3	(1)	(20)	(27)
Translation differences	(84)	(143)	(6)	(1)	(132)	(175)	(541)
Closing balance	1,200	3,850	791	987	2,107	1,531	10,466

Of which current provisions	1,157	1,716	791	987	1,420	1,509	7,580
Of which non-current provisions	43	2,134	—	—	687	22	2,886